Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 25, 2019
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Central Index Key	dei_EntityCentralIndexKey	0000916490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 25, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A